Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY MT VERNON STREET TRUST
Prospectus Date	rr_ProspectusDate	Feb. 17, 2017
Document Creation Date	dei_DocumentCreationDate	Oct. 18, 2017